CONCENTRATIONS OF RISKS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Deposits	$ 513,152	$ 554,864
Deposit for insurance	$ 231,187	$ 295,761
DSwiss Inc. [Member]
Concentration Risk [Line Items]
Proportional of ownership interest and voting power held		0.01%
DSwiss Inc. [Member]
Concentration Risk [Line Items]
Dividend share for common stock		23,330
No Customer [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage	10.00%	10.00%
Five Individual Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage	72.00%
Vendor One [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage	53.30%	47.30%
Vendor One [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | DSwiss Inc. [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage	22.10%	47.30%
Vendor One [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage	46.60%
Vendor Two [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage	22.10%	45.20%
Vendor Two [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage	25.80%
Vendor Three [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage	21.30%
Vendor Three [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage	23.90%
Vendor [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage	47.00%
One Vendor [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage	100.00%
One Sales Distributor [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage	10.30%	17.90%